Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income
Gain on disposals of assets held for sale	₩ 27,171	₩ 1,180	₩ 23,112
Gain on disposals of investment in subsidiaries, associates and joint ventures	45,241	81,794	23,305
Gain on disposals of property, plant and equipment	53,139	32,145	23,826
Gain on disposals of intangible assets	117,139	23,391	671
Gain on valuation of firm commitment	39,028	56,301
Gain on insurance proceeds	14,034	5,878	22,400
Others	227,834	247,792	109,164
Other operating income	523,586	448,481	202,478
Other operating expenses
Impairment loss on assets held for sale	(50,829)		(24,890)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(5,226)	(19,985)	(22,499)
Loss on disposals of property, plant and equipment	(117,614)	(151,343)	(86,622)
Impairment loss on property, plant and equipment	(1,004,704)	(117,231)	(196,882)
Impairment loss on investment property	(51,461)	0	(318)
Loss on disposals of investment property	(9,154)	(1,966)	(21)
Impairment loss on intangible assets	(337,519)	(167,995)	(127,875)
Increase to provisions	(134,632)	(33,964)	(53,058)
Loss on valuation of firm commitment	(66,281)	(43,164)
Donations	(52,074)	(51,424)	(43,810)
Idle tangible asset expenses	(9,257)	(10,490)	(6,437)
Others	(175,711)	(93,814)	(143,083)
Other operating expenses	₩ (2,014,462)	₩ (691,376)	₩ (705,495)